SUPPLEMENT

DATED MAY 8, 2013 TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED
MARCH 1, 2013 FOR THE HARTFORD MUTUAL FUNDS, INC. AND
THE HARTFORD MUTUAL FUNDS II, INC.

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2012, AS LAST SUPPLEMENTED DECEMBER 31, 2012

FOR THE HARTFORD QUALITY BOND FUND

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED DECEMBER 31, 2012

FOR THE HARTFORD GLOBAL ALPHA FUND

The following is added as the last paragraph in the section “Purchase and Redemption of Shares.”

“Availability of Class A Sales Charge Waivers.”  The availability to you of any Class A sales charge waiver may depend upon the policies, procedures and trading platforms of your financial intermediary.  For more information, contact your financial intermediary.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

May 2013